EXPLORATION, EVALUATION AND PRE-DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	$ 38,809	$ 10,477
Exploration, evaluation and pre-development properties
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	38,809	10,477
Exploration, evaluation and pre-development properties | Drilling
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	26,117	5,812
Exploration, evaluation and pre-development properties | Assays
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	3,998	282
Exploration, evaluation and pre-development properties | Salaries and benefits
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	2,106	890
Exploration, evaluation and pre-development properties | Field support
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	2,861	1,670
Exploration, evaluation and pre-development properties | Operating supplies
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	1,313	210
Exploration, evaluation and pre-development properties | Studies and permits
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	768	320
Exploration, evaluation and pre-development properties | Consulting and professional fees
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	760	735
Exploration, evaluation and pre-development properties | Claim Filing and Maintenance Fees
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	411	360
Exploration, evaluation and pre-development properties | Depreciation & amortization
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	475	198
Exploration, evaluation and pre-development properties | McCoy-Cove, Nevada
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	4,196	1,137
Exploration, evaluation and pre-development properties | Granite Creek, Nevada
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	13,578	8,423
Exploration, evaluation and pre-development properties | Ruby Hill, Nevada
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	19,552	825
Exploration, evaluation and pre-development properties | Buffalo Mountain, Nevada
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	1,483	0
Exploration, evaluation and pre-development properties | Other
Exploration and Evaluation [Line Items]
Total exploration, evaluation and pre-development	$ 0	$ 92